Guggenheim Macro Opportunities Fund Average Annual Total Returns		12 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	3.85%
A C Inst P Shares [Member] | Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%		(0.36%)	2.01%
A C Inst P Shares [Member] | ICE BofA 3-Month U.S. Treasury Bill Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.18%		3.17%	2.18%
A C Inst P Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.96%		2.39%	3.96%
A C Inst P Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.65%		0.31%	2.11%
A C Inst P Shares [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.71%		0.89%	2.20%
A C Inst P Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.38%		2.46%	3.61%
A C Inst P Shares [Member] | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.61%		3.61%	4.78%
A C Inst P Shares [Member] | Class P
Prospectus [Line Items]
Average Annual Return, Percent		7.18%		3.19%	4.38%

[1]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[2]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[3]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.